Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 43,327	$ 72,624
Intangible assets, net	4,732	6,175
Other	57,910	29,079
Total	$ 105,969	$ 107,878